Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,850,000
Previously Paid Amount	0.00
Total Fee Amount	393.59
Total Offset Amount	0.00
Net Fee	393.59
Narrative - Max Aggregate Offering Price	$ 2,850,000
Final Prospectus	true